SHARE CAPITAL (Additional Stock Option Information) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years
Expiration term				10 years
Options granted	67,833	500,530	36,765	152,949
Exercise price of options granted	$ 2.82	$ 5.8	$ 1.86	$ 0.72
Fair value of options granted		$ 3,974	$ 189	$ 137
Options exercised	8,383	65,411	100,441
Options cancelled		81,000
Weighted-average fair value of options granted	$ 6.2	$ 7.94	$ 5.15
Risk-free interest rate	1.28%		0.34%
Dividend yield	0.00%		0.00%
Expected volatility	362.86%		314.47%
Expected term	3 years 1 month 10 days		1 year 10 months 24 days
Intrinsic value of options exercised	$ 16	$ 138	$ 943
Average stock price	$ 3.78	$ 9.39	$ 9.17
Unrecognized compensation cost	$ 2,202
Year 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercised			31,765
Year 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercised		41,882
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term	10 years